UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                              ---------------------------------

Check here if Amendment [   ]; Amendment Number:_______________

     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner                  Baltimore, Maryland            2/14/06
-----------------------------      -----------------------------  -------------
          [Signature]                      [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:    95
                                           ------------------------------

Form 13F Information Table Value Total:    $2,045,512
                                           ------------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                      FORM 13F INFORMATION TABLE

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        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Adobe Sys Inc           Common             00724F101    15,113   408,899    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Aether Hldgs Inc        Common             00809C106     4,754 1,431,800    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Agilent Technologies    Common             00846U101     1,150    34,574    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Apria Healthcare Grp    Common             037933108     2,917   121,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Bed Bath & Beyond       Common             075896100     1,807    50,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

BJs Wholesale Club      Common             05548J106    10,278   347,700    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Brinks Co               Common             109696104    42,942   896,300    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cablevision Sys Corp    CL A NY Cablvs     12686C109    43,147 1,838,400    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cablevision Sys Corp    Common             12686C109    31,685 1,350,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

CBS Corp New            CL B               124857202    12,112   475,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cedar Shopping Ctrs     Com New            150602209     7,473   531,100    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Circuit City Store Inc  Common             172737108    15,386   681,100    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Comcast Corp New        CL A               20030N101     6,061   233,479    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Comcast Corp New        CL A SPL           20030N200     5,727   222,924    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Commercial Cap Banc     Common             20162L105       561    32,767    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cooper Cos Inc          Com New            216648402     1,656    32,273    SH             SOLE                  SOLE
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

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Cypress Semi Corp       Common             232806109    23,041 1,616,900    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Dime Bancorp Inc N      W Exp 99/99/999    25429Q110       210 1,615,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Disney Walt Co          Com Disney         254687106     8,632   360,100    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Dover Downs Gaming      Common             260095104       166    11,700    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Emdeon Corp             Common             290849108     9,107 1,076,403    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Engineered Support Sys  Common             292866100     1,049    25,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common             313400301    60,449   925,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common             313400301    13,070   200,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Com New            338032204    15,147   244,860    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Gentek Inc              Com New            37245X203    18,022 1,007,938    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Grupo TMM SA            SP ADR A SHS       40051D105    10,673 2,772,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Hanmi Finl Corp         Common             410495105       779    43,618    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Hewlett Packard Co      Common             428236103    31,665 1,106,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Ivax Corp               Common             465823102   102,317 3,265,800    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common             46625H100    15,082   380,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------


                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

JPMorgan Chase & Co     Common             46625H100     3,969   100,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common             46625H100    14,253   359,100    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common             46625H100     6,160   155,200    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common             46625H100     7,938   200,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

J Jill Group Inc        Common             466189107    19,315 1,015,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc    Common             48203R104     2,104    94,334    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Com New            485170302    20,086   822,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Kerr McGee Corp         Common             492386107     7,023    77,300    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Liberty Corp S C        Common             530370105     9,797   209,300    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Liberty Global Inc      Com Ser A          530555101     1,857    82,551    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Liberty Global Inc      Com Ser C          530555309     3,919   184,850    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Liberty Media Corp N    Com Ser A          530718105    10,207 1,296,948    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Loews Corp              Common             540424108    15,271   161,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Massey Energy Corp      Common             576206106    13,739   362,800    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

MBNA Corp               Common             55262L100   110,539 4,071,400    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------


                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

McDonalds Corp          Common             580135101     3,394   100,650    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

MCI Inc                 Common             552691107   102,751 5,207,882    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Mittal Steel Co NV      NY Reg SH CL A     60684P101    50,721 1,926,367    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley          Com New            617446448    77,535 1,366,500    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

NASDAQ 100 TR           Unit Ser 1         631100104     6,063   150,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

NDCHealth Corp          Common             639480102     9,000   468,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

News Corp               CL A               65248E104    32,742 2,105,588    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

News Corp               CL B               65248E203    19,281 1,160,800    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Novell Inc              Common             670006105     4,545   514,700    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Novell Inc              Common             670006105     1,766   200,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

NTL Inc Del             Common             62940M104    56,526   830,292    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

OSI Pharmaceuticals     Common             671040103    12,851   458,292    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Petroleum GEO Svcs      Sponsored ADR      716599105     1,122    36,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Placer Dome Inc         Common             725906101    15,134   660,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc              Common             717081103    11,660   500,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc              Common             717081103     2,110    90,500    SH   CALL      SOLE                               NONE
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

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Procter & Gamble Co     Common             742718109    32,867   567,841    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Reebok Intl Ltd         Common             758110100    37,250   639,700    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common             767754104     2,816   809,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Saks Inc                Common             79377W108    31,973 1,896,400    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

SCO Group Inc           Common             78403A106     5,570 1,410,229    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

School Specialty Inc    Common             807863105    16,570   454,723    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Sequenom Inc            Common             817337108        62    91,100    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Sky Finl Group Inc      Common             83080P103       754    27,100    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Specialty Laboratories  Common             84749R100     2,504   191,900    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Sprint Nextel Corp.     Com FON            852061100   116,966 5,007,113    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common             871503108   116,114 6,635,061    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common             871503108     1,750   100,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common             871503108     1,750   100,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

TDC A/S                 Sponsored ADR      87236N102     6,811   227,950    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Theravance Inc          Common             88338T104    23,710 1,052,843    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc         Common             887317105    41,762 2,394,600    SH             SOLE                  SOLE
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

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Time Warner Inc         Common             887317105     8,720   500,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc         Common             887317105    13,080   750,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common             902124106    85,160 2,950,786    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common             902124106     5,772   200,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common             902124106     2,886   100,000    SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group      Common             91324P102    44,408   714,640    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group      Common             91324P102    13,671   220,000    SH   CALL      SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group      Common             91324P102     3,418    55,000    SH   CALL      SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

USG Corp                Com New            903293405    66,878 1,028,900    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Viacom Inc              CL A               925524100     3,800   116,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Viacom Inc              CL B               925524308    67,951 2,084,381    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Viewpoint Corp          Common             92672P108     2,332 2,120,250    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Vintage Pete Inc        Common             927460105    43,771   820,767    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Washington Mut Inc      Common             939322103    22,852   525,324    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Wendys Intl Inc         Common             950590109    52,342   947,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

XL Cap Ltd              CL A               G98255105     3,369    50,000    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------


                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Zions Bancorporation    Common             989701107       317     4,200    SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------



